Schedule of other income (expenses) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other Income and Expenses [Abstract]
Cancellation of bonus liability		$ 725,970
Government grant	661	1,395	272
Other income (expenses), net	(3,736)	(3,455)	(2,310)
Total Other income (expenses) – Continuing operations	(3,075)	723,910	(2,038)
Total Other income (expenses) – Discontinued operations	$ (20)	$ 15,366	$ 148,138